Changes in Accumulated Other Comprehensive Income, Net of Tax (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015		Mar. 31, 2014	Mar. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at March 31, 2013	¥ (451,585)		¥ (639,495)
Other comprehensive income before reclassifications	97,851		190,271
Amounts reclassified out of accumulated other comprehensive income	(14,530)	[1]	548
Net current-period other comprehensive income	83,321		190,819	¥ 201,639
Less: Other comprehensive income attributable to noncontrolling interests	17,019		2,909
Balance at March 31, 2014	(385,283)		(451,585)	(639,495)
Unrealized gains (losses) on securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at March 31, 2013	127,509		109,079
Other comprehensive income before reclassifications	53,069		24,388
Amounts reclassified out of accumulated other comprehensive income	(14,351)	[1]	(5,078)
Net current-period other comprehensive income	38,718		19,310
Less: Other comprehensive income attributable to noncontrolling interests	12,074		880
Balance at March 31, 2014	¥ 154,153		127,509	109,079
Unrealized gains (losses) on derivative instruments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at March 31, 2013			(742)
Other comprehensive income before reclassifications			103
Amounts reclassified out of accumulated other comprehensive income			639
Net current-period other comprehensive income			¥ 742
Less: Other comprehensive income attributable to noncontrolling interests
Balance at March 31, 2014				(742)
Pension liability adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at March 31, 2013	¥ (180,039)		¥ (191,816)
Other comprehensive income before reclassifications	(22,552)		6,896
Amounts reclassified out of accumulated other comprehensive income	1,365	[1]	4,987
Net current-period other comprehensive income	(21,187)		11,883
Less: Other comprehensive income attributable to noncontrolling interests	(95)		106
Balance at March 31, 2014	(201,131)		(180,039)	(191,816)
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at March 31, 2013	(399,055)		(556,016)
Other comprehensive income before reclassifications	67,334		¥ 158,884
Amounts reclassified out of accumulated other comprehensive income	(1,544)	[1]
Net current-period other comprehensive income	65,790		¥ 158,884
Less: Other comprehensive income attributable to noncontrolling interests	5,040		1,923
Balance at March 31, 2014	¥ (338,305)		¥ (399,055)	¥ (556,016)

[1]	Foreign currency translation adjustments were transferred from accumulated other comprehensive income to net income as a result of a complete or substantially complete liquidation or sale of certain foreign subsidiaries and affiliates.